Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
Weighted average amortization rate	20.00%
Commercial rights from the transaction (in Brazil Real)		R$ 798	R$ 3,130
Discount rate applied to cash flow projections	11.34%	12.20%
Growth rate applied to cash flow projections	4.00%	4.40%
Bottom of range [member]
Intangible Assets [Line Items]
Amortized over defined useful life	5 years